PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of Prepaid Expenses And Other Current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Receivable from third party companies	¥ 589,760	¥ 205,775
Third-party company
Financing Receivable, Past Due [Line Items]
Receivable from third party companies	502,491	132,920
Thirty Party Deposits
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	9,784
Provision (Reversal) for credit loss	9,784
Security Deposits
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	1,065	771
Provision (Reversal) for credit loss	¥ 294	¥ (6,067)	¥ 6,838